Accrued Expenses (Details) - Schedule of Accrued Expenses - Accrued Expenses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses (Details) - Schedule of Accrued Expenses [Line Items]
Sponsorship agreements	$ 608,818	$ 234,494
Accrued credit card charges	7,275	21,013
Series A Stock dividends	41,867
Legal and professional	125,704	89,200
Other accrued expenses	27,059	78,224
Total	$ 810,723	$ 422,931